Fair Value Measurements, Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent Consideration [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	$ 1.7	$ 28.7
Additions	19.9	1.4
Payments	(1.0)	(27.3)
Change in fair value included in earnings	(0.5)	(1.2)
Currency translation	0	0.1
Ending Balance	20.1	1.7
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Balance	4.3	4.6
Sale of securities	0	(0.6)
Total unrealized gains included in other comprehensive income		0.3
Ending Balance	$ 4.3	$ 4.3